Commitments and Contingencies (Details 3) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended		84 Months Ended	96 Months Ended
	Feb. 12, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Spectrum Investments
Number of wireless spectrum licenses | item					176			176
Dividend paid to DOC	$ 8,250,000	$ 1,500,000	$ 1,500,000	$ 8,250,000	$ 8,250,000	$ 2,150,000
Unrecognized tax benefits					202,400	$ 207,675	$ 207,675	$ 202,400	$ 145,884	$ 185,669
Dish Network [Member] | Northstar Wireless or Northstar Spectrum
Spectrum Investments
Total debt and equity investments in subsidiaries					$ 10,000,000			10,000,000
Dish Network
Spectrum Investments
Payment to acquire certain wireless licenses							$ 5,000,000	$ 5,000,000